UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-1444

DWS Value Equity Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 02/29

Date of reporting period:11/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2007 (Unaudited)

DWS Enhanced S&P 500 Index Fund

	Shares	Value ($)

Common Stocks 99.3%
Consumer Discretionary 7.5%
Auto Components 0.3%
Johnson Controls, Inc.	7,200	278,064
Automobiles 0.5%
Ford Motor Co.*	33,300	250,083
Harley-Davidson, Inc.	4,074	195,633

		445,716
Distributors 0.1%
Genuine Parts Co.	2,500	120,125

Diversified Consumer Services 0.3%
Apollo Group, Inc. "A"*	1,300	99,476
H&R Block, Inc.	9,504	187,039

		286,515
Hotels Restaurants & Leisure 1.1%
Darden Restaurants, Inc.	5,100	202,929
McDonald's Corp.	11,808	690,414
Wyndham Worldwide Corp.	1,900	55,423
Yum! Brands, Inc.	3,900	144,885

		1,093,651
Household Durables 0.7%
Black & Decker Corp.	1,700	140,505
Fortune Brands, Inc.	800	61,320
Leggett & Platt, Inc.	1,300	26,754
Lennar Corp. "A"	4,500	71,280
Newell Rubbermaid, Inc.	1,800	48,204
Pulte Homes, Inc.	8,200	83,804
The Stanley Works	2,300	119,945
Whirlpool Corp.	1,500	121,440

		673,252
Internet & Catalog Retail 0.3%
Amazon.com, Inc.*	3,700	335,072
Leisure Equipment & Products 0.5%
Brunswick Corp.	5,200	106,028
Eastman Kodak Co.	2,400	56,352
Hasbro, Inc.	4,700	130,519
Mattel, Inc.	10,075	201,298

		494,197
Media 0.9%
CBS Corp. "B"	5,400	148,122
Clear Channel Communications, Inc.	700	25,130
Comcast Corp. "A"*	2,012	41,326
Dow Jones & Co., Inc.	900	53,775
E.W. Scripps Co. "A"	500	21,725
Gannett Co., Inc.	5,117	188,050
Interpublic Group of Companies, Inc.*	6,700	63,583
Meredith Corp.	800	44,040
Omnicom Group, Inc.	1,000	48,750
The DIRECTV Group, Inc.*	1,300	32,331
Time Warner, Inc.	306	5,282
Tribune Co.	900	27,936
Viacom, Inc. "B"*	5,100	214,302

		914,352
Multiline Retail 0.4%
Big Lots, Inc.*	5,100	95,217
Dillard's, Inc. "A"	2,500	50,975
Family Dollar Stores, Inc.	1,400	32,970
Kohl's Corp.*	2,700	133,056
Macy's, Inc.	2,000	59,300

		371,518
Specialty Retail 1.7%
AutoZone, Inc.*	1,000	111,630
Bed Bath & Beyond, Inc.*	1,600	50,320

Best Buy Co., Inc.	2,200	112,310
Home Depot, Inc.	8,502	242,817
Lowe's Companies, Inc.	12,400	302,684
RadioShack Corp.	6,700	123,950
The Gap, Inc.	8,500	173,400
The Sherwin-Williams Co.	3,547	222,858
Tiffany & Co.	2,400	111,432
TJX Companies, Inc.	5,900	173,106

		1,624,507
Textiles, Apparel & Luxury Goods 0.7%
Liz Claiborne, Inc.	2,400	60,216
NIKE, Inc. "B"	5,818	381,952
VF Corp.	2,600	194,454

		636,622
Consumer Staples 11.6%
Beverages 2.9%
Anheuser-Busch Companies, Inc.	3,064	161,534
Brown-Forman Corp. "B"	1,400	98,896
Coca-Cola Co.	17,439	1,082,962
Constellation Brands, Inc. "A"*	4,900	115,395
Molson Coors Brewing Co. "B"	2,900	156,136
Pepsi Bottling Group, Inc.	3,300	140,811
PepsiCo, Inc.	14,205	1,096,342

		2,852,076
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	1,800	121,320
CVS Caremark Corp.	6,600	264,594
Kroger Co.	6,000	172,500
Safeway, Inc.	8,544	297,331
SUPERVALU, Inc.	2,700	113,049
Sysco Corp.	1,300	42,263
Wal-Mart Stores, Inc.	21,188	1,014,905
Walgreen Co.	6,700	245,153

		2,271,115
Food Products 2.1%
Archer-Daniels-Midland Co.	3,800	138,130
Campbell Soup Co.	6,200	227,664
ConAgra Foods, Inc.	7,400	185,148
Dean Foods Co.	1,600	39,904
General Mills, Inc.	5,584	335,878
H.J. Heinz Co.	6,100	288,530
Kellogg Co.	600	32,424
Kraft Foods, Inc. "A"	14,719	508,541
McCormick & Co., Inc.	1,700	64,957
Sara Lee Corp.	8,100	136,323
Wm. Wrigley Jr. Co.	1,800	115,200

		2,072,699
Household Products 2.4%
Clorox Co.	600	38,928
Colgate-Palmolive Co.	1,300	104,104
Kimberly-Clark Corp.	5,906	412,298
Procter & Gamble Co.	24,187	1,789,838

		2,345,168

Personal Products 0.1%
Avon Products, Inc.	500	20,525
Estee Lauder Companies, Inc. "A"	1,400	62,832

		83,357
Tobacco 1.7%
Altria Group, Inc.	17,303	1,342,021
Reynolds American, Inc.	4,000	280,080
UST, Inc.	700	40,530

		1,662,631
Energy 12.7%
Energy Equipment & Services 2.1%
Baker Hughes, Inc.	600	48,162
BJ Services Co.	3,200	78,656
ENSCO International, Inc.	1,900	102,315
Halliburton Co.	4,200	153,762
Nabors Industries Ltd.*	3,700	99,530
National-Oilwell Varco, Inc.*	2,700	184,005
Noble Corp.	3,200	166,816
Rowan Companies, Inc.	2,000	70,800
Schlumberger Ltd.	7,741	723,397
Smith International, Inc.	2,700	169,344
Transocean, Inc.*	350	48,024
Weatherford International Ltd.*	3,600	225,432

		2,070,243
Oil, Gas & Consumable Fuels 10.6%
Anadarko Petroleum Corp.	6,682	378,201
Apache Corp.	4,486	434,200
Chesapeake Energy Corp.	7,889	298,599
Chevron Corp.	17,300	1,518,421
ConocoPhillips	13,677	1,094,707
CONSOL Energy, Inc.	3,900	231,192
Devon Energy Corp.	5,492	454,792
El Paso Corp.	4,300	69,144
EOG Resources, Inc.	2,400	198,672
ExxonMobil Corp.	41,679	3,716,100
Hess Corp.	2,200	156,684
Marathon Oil Corp.	4,908	274,357
Murphy Oil Corp.	2,200	157,344
Occidental Petroleum Corp.	8,600	600,022
Spectra Energy Corp.	4,600	113,344
Sunoco, Inc.	3,200	214,720
Valero Energy Corp.	4,100	266,787
XTO Energy, Inc.	2,100	129,822

		10,307,108
Financials 15.6%
Capital Markets 2.4%
American Capital Strategies Ltd.	2,300	86,503
Ameriprise Financial, Inc.	3,716	218,092
Bank of New York Mellon Corp.	7,052	338,214
Charles Schwab Corp.	6,700	162,877
Federated Investors, Inc. "B"	4,000	163,160
Franklin Resources, Inc.	1,200	147,816
Janus Capital Group, Inc.	3,400	114,138

Morgan Stanley	116	6,115
Northern Trust Corp.	400	32,396
State Street Corp.	2,300	183,747
The Goldman Sachs Group, Inc.	3,670	831,769

		2,284,827
Commercial Banks 2.1%
Commerce Bancorp, Inc.	800	31,856
Fifth Third Bancorp	900	26,919
Huntington Bancshares, Inc.	1,700	26,673
KeyCorp.	4,300	113,262
M&T Bank Corp.	700	63,672
National City Corp.	1,500	29,640
PNC Financial Services Group, Inc.	2,500	183,025
SunTrust Banks, Inc.	5,000	350,550
Synovus Financial Corp.	6,600	164,274
Wachovia Corp.	3,665	157,595
Wells Fargo & Co.	29,067	942,643

		2,090,109
Consumer Finance 0.1%
American Express Co.	199	11,737
Discover Financial Services	6,101	105,974

		117,711
Diversified Financial Services 3.1%
Bank of America Corp.	29,572	1,364,157
Citigroup, Inc.	24,553	817,615
CME Group, Inc.	200	131,720
JPMorgan Chase & Co.	13,644	622,439
Leucadia National Corp.	900	42,264

		2,978,195
Insurance 6.8%
ACE Ltd.	3,100	185,473
Aflac, Inc.	7,000	438,480
Allstate Corp.	7,697	393,471
American International Group, Inc.	21,133	1,228,461
Aon Corp.	5,100	254,847
Assurant, Inc.	1,200	78,516
Chubb Corp.	6,300	343,665
Cincinnati Financial Corp.	3,220	128,736
Genworth Financial, Inc. "A"	8,400	220,416
Hartford Financial Services Group, Inc.	4,400	419,408
Lincoln National Corp.	4,616	284,207
Loews Corp.	2,200	105,138
Marsh & McLennan Companies, Inc.	1,100	27,632
MetLife, Inc.	7,620	499,796
Principal Financial Group, Inc.	4,568	299,158
Progressive Corp.	6,000	110,400
Prudential Financial, Inc.	5,407	509,015
Safeco Corp.	3,400	196,214
The Travelers Companies, Inc.	6,900	366,459
Torchmark Corp.	3,400	209,712
Unum Group	9,200	228,528
XL Capital Ltd. "A"	1,400	81,942

		6,609,674

Real Estate Investment Trusts 0.3%
Apartment Investment & Management Co. "A" (REIT)	4,448	176,897
Boston Properties, Inc. (REIT)	300	29,526
ProLogis (REIT)	1,000	65,420
Simon Property Group, Inc. (REIT)	300	29,535

		301,378
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc. "A"*	3,300	78,375
Thrifts & Mortgage Finance 0.7%
Countrywide Financial Corp.	7,900	85,478
Fannie Mae	6,700	257,414
Freddie Mac	7,931	278,140
Hudson City Bancorp, Inc.	1,900	28,918

		649,950
Health Care 12.5%
Biotechnology 0.7%
Amgen, Inc.*	5,100	281,775
Biogen Idec, Inc.*	2,400	177,888
Gilead Sciences, Inc.*	5,600	260,624

		720,287
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	8,107	485,366
Becton, Dickinson & Co.	2,900	239,917
Boston Scientific Corp.*	2,000	25,260
C.R. Bard, Inc.	400	33,812
Covidien Ltd.	4,000	160,440
Hospira, Inc.*	900	38,970
Medtronic, Inc.	7,500	381,375
St. Jude Medical, Inc.*	3,800	151,050
Stryker Corp.	2,300	167,049
Zimmer Holdings, Inc.*	3,200	207,136

		1,890,375
Health Care Providers & Services 2.7%
Aetna, Inc.	3,400	189,992
Cardinal Health, Inc.	800	48,440
CIGNA Corp.	2,900	155,469
Coventry Health Care, Inc.*	2,000	115,760
Express Scripts, Inc.*	1,900	128,725
Humana, Inc.*	1,600	123,248
Laboratory Corp. of America Holdings*	3,072	223,242
McKesson Corp.	2,400	160,152
Medco Health Solutions, Inc.*	1,800	179,982
Patterson Companies, Inc.*	1,600	51,488
Quest Diagnostics, Inc.	2,300	126,638
UnitedHealth Group, Inc.	12,924	710,820
WellPoint, Inc.*	4,300	362,103

		2,576,059
Life Sciences Tools & Services 0.5%
Applera Corp. - Applied Biosystems Group	1,600	54,656
Millipore Corp.*	200	16,376
Thermo Fisher Scientific, Inc.*	6,342	365,553
Waters Corp.*	700	54,628

		491,213

Pharmaceuticals 6.7%
Abbott Laboratories	14,304	822,623
Barr Pharmaceuticals, Inc.*	800	42,960
Bristol-Myers Squibb Co.	14,624	433,309
Eli Lilly & Co.	5,200	275,340
Forest Laboratories, Inc.*	700	26,985
Johnson & Johnson	23,508	1,592,432
King Pharmaceuticals, Inc.*	8,700	92,133
Merck & Co., Inc.	19,013	1,128,612
Mylan, Inc.	3,400	48,892
Pfizer, Inc.	57,066	1,355,888
Schering-Plough Corp.	10,730	335,849
Wyeth	6,300	309,330

		6,464,353
Industrials 12.6%
Aerospace & Defense 3.6%
Boeing Co.	607	56,172
General Dynamics Corp.	5,231	464,408
Goodrich Corp.	2,100	149,709
Honeywell International, Inc.	8,400	475,608
L-3 Communications Holdings, Inc.	1,400	154,910
Lockheed Martin Corp.	4,130	457,067
Northrop Grumman Corp.	5,000	393,950
Precision Castparts Corp.	1,000	147,340
Raytheon Co.	5,461	337,763
Rockwell Collins, Inc.	2,000	144,240
United Technologies Corp.	9,504	710,614

		3,491,781
Air Freight & Logistics 0.7%
FedEx Corp.	2,052	202,060
United Parcel Service, Inc. "B"	6,113	450,406

		652,466
Building Products 0.1%
Trane, Inc.	3,200	117,472
Commercial Services & Supplies 0.4%
Allied Waste Industries, Inc.*	10,800	123,228
Avery Dennison Corp.	2,000	104,220
Pitney Bowes, Inc.	1,100	42,350
R.R. Donnelley & Sons Co.	3,600	131,976
Waste Management, Inc.	1,300	44,616

		446,390
Construction & Engineering 0.1%
Fluor Corp.	400	58,868
Electrical Equipment 0.7%
Cooper Industries Ltd. "A"	2,700	135,594
Emerson Electric Co.	9,200	524,584
Rockwell Automation, Inc.	800	54,312

		714,490
Industrial Conglomerates 3.6%
3M Co.	7,099	591,062
General Electric Co.	71,013	2,719,088
Textron, Inc.	800	55,240
Tyco International Ltd.	4,000	160,520

		3,525,910

Machinery 2.4%
Caterpillar, Inc.	2,500	179,750
Cummins, Inc.	2,110	246,659
Danaher Corp.	4,029	349,798
Deere & Co.	2,000	343,600
Eaton Corp.	1,700	151,827
Illinois Tool Works, Inc.	6,200	344,100
Ingersoll-Rand Co., Ltd. "A"	3,400	175,576
ITT Corp.	2,200	141,768
Parker Hannifin Corp.	3,000	238,290
Terex Corp.*	1,900	122,455

		2,293,823
Road & Rail 0.8%
CSX Corp.	7,000	294,000
Union Pacific Corp.	3,571	450,446

		744,446
Trading Companies & Distributors 0.2%
W.W. Grainger, Inc.	2,400	211,920
Information Technology 14.4%
Communications Equipment 1.7%
Ciena Corp.*	1,100	48,378
Cisco Systems, Inc.*	28,852	808,433
Juniper Networks, Inc.*	6,600	196,152
Motorola, Inc.	11,500	183,655
QUALCOMM, Inc.	10,628	433,410

		1,670,028
Computers & Peripherals 4.2%
Apple, Inc.*	7,238	1,318,909
Dell, Inc.*	21,300	522,702
Hewlett-Packard Co.	19,796	1,012,763
International Business Machines Corp.	11,313	1,189,901
Teradata Corp.*	1,300	33,748

		4,078,023
Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*	800	30,264
Jabil Circuit, Inc.	2,100	35,595
Molex, Inc.	2,000	55,120
Tyco Electronics Ltd.	4,300	160,777

		281,756
Internet Software & Services 1.7%
eBay, Inc.*	5,100	171,003
Google, Inc. "A"*	1,949	1,350,657
VeriSign, Inc.*	3,600	147,240

		1,668,900
IT Services 0.9%
Affiliated Computer Services, Inc. "A"*	2,100	88,116
Automatic Data Processing, Inc.	3,000	135,180
Computer Sciences Corp.*	2,100	110,922
Electronic Data Systems Corp.	6,800	137,768
Fidelity National Information Services, Inc.	2,800	121,016
Fiserv, Inc.*	2,900	148,857
Western Union Co.	3,700	83,620

		825,479

Semiconductors & Semiconductor Equipment 2.4%
Applied Materials, Inc.	5,100	96,033
Intel Corp.	48,594	1,267,331
Linear Technology Corp.	1,100	33,506
Maxim Integrated Products, Inc.	3,000	69,570
Micron Technology, Inc.*	11,800	98,176
National Semiconductor Corp.	1,900	43,434
NVIDIA Corp.*	7,550	238,127
Texas Instruments, Inc.	15,300	483,021

		2,329,198
Software 3.2%
Adobe Systems, Inc.*	800	33,712
Autodesk, Inc.*	2,900	136,561
Electronic Arts, Inc.*	600	33,714
Intuit, Inc.*	4,800	140,736
Microsoft Corp.	60,370	2,028,432
Oracle Corp.*	27,199	548,876
Symantec Corp.*	11,000	195,800

		3,117,831
Materials 4.2%
Chemicals 2.6%
Air Products & Chemicals, Inc.	1,800	178,272
Ashland, Inc.	3,252	160,129
Dow Chemical Co.	8,300	348,102
E.I. du Pont de Nemours & Co.	7,687	354,755
Eastman Chemical Co.	1,000	64,210
Ecolab, Inc.	900	43,110
Hercules, Inc.	6,200	120,342
International Flavors & Fragrances, Inc.	2,800	140,392
Monsanto Co.	2,800	278,236
PPG Industries, Inc.	3,600	247,104
Praxair, Inc.	2,500	213,450
Rohm & Haas Co.	2,400	130,488
Sigma-Aldrich Corp.	4,700	247,455

		2,526,045
Containers & Packaging 0.2%
Ball Corp.	2,300	106,375
Pactiv Corp.*	4,300	109,220
Temple-Inland, Inc.	500	22,985

		238,580
Metals & Mining 1.2%
Alcoa, Inc.	11,100	403,707
Freeport-McMoRan Copper & Gold, Inc.	3,466	342,891
Newmont Mining Corp.	1,600	79,504
Nucor Corp.	1,000	59,210
United States Steel Corp.	2,563	250,405

		1,135,717
Paper & Forest Products 0.2%
International Paper Co.	4,500	151,875
Telecommunication Services 3.4%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	48,096	1,837,748

Embarq Corp.	2,866	146,023
Verizon Communications, Inc.	21,058	909,916
Windstream Corp.	9,800	126,910

		3,020,597
Wireless Telecommunication Services 0.3%
Sprint Nextel Corp.	19,700	305,744
Utilities 4.8%
Electric Utilities 2.9%
American Electric Power Co., Inc.	6,792	323,775
Duke Energy Corp.	8,700	172,173
Edison International	2,100	117,558
Entergy Corp.	2,995	358,022
Exelon Corp.	4,400	356,708
FirstEnergy Corp.	4,971	340,812
FPL Group, Inc.	4,854	338,615
PPL Corp.	3,700	188,552
Progress Energy, Inc.	5,600	273,392
Southern Co.	7,753	291,668

		2,761,275
Gas Utilities 0.3%
Nicor, Inc.	4,400	185,416
Questar Corp.	1,900	101,555

		286,971
Independent Power Producers & Energy Traders 0.3%
Constellation Energy Group	3,300	330,693
Multi-Utilities 1.3%
CenterPoint Energy, Inc.	11,300	201,705
CMS Energy Corp.	7,300	127,239
Consolidated Edison, Inc.	5,800	281,010
Dominion Resources, Inc.	3,800	179,474
DTE Energy Co.	2,500	122,625
Integrys Energy Group, Inc.	1,100	56,111
PG&E Corp.	900	41,643
Public Service Enterprise Group, Inc.	1,500	143,610
Sempra Energy	300	18,786
TECO Energy, Inc.	7,100	122,972

		1,295,175

Total Common Stocks (Cost $73,628,950)		96,471,947
	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
US Treasury Bill, 4.84%**, 1/17/2008 (a) (Cost $94,427)	95,000	94,646
	Shares	Value ($)

Cash Equivalents 1.3%
Cash Management QP Trust, 4.88% (b) (Cost $1,226,613)	1,226,613	1,226,613

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $74,949,990)				100.7	97,793,206
Other Assets and Liabilities, Net				(0.7)	(643,805)

Net Assets				100.0	97,149,401

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				At November 30, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At November 30, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P Mini 500 Index Futures	12/21/2007	21	1,547,753	1,557,885	10,132

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced S&P 500 Index Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Enhanced S&P 500 Index Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	January 16, 2008